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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/10

Check here if Amendment []; Amendment Number:

This Amendment (Check only one):	[__] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	April 29, 2010
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	23

Form 13F Information Table Value Total: $275,426
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  Sole     Shared  None
--------------		--------    -----      -------------   ----------  -------   -----  ----------	----     ------  -----
AMERICAN APPAREL INC (ASE)COM       023850100      3,030      1,000,000    SH               SOLE       1,000,000
APPLE INC		  COM	    037833100	  11,747	 50,000	   SH		    SOLE	  50,000
CELLU TISSUE HOLDINGS(NYS)COM	    151169109      3,743        375,000	   SH		    SOLE	 375,000
DISH NETWORK CORP-A (NAS) CL A	    25470M109	  12,492	600,000	   SH		    SOLE	 600,000
E*TRADE FINANCIAL CORP
	(NMS)		  COM	    269246104	   4,950      3,000,000    SH		    SOLE       3,000,000
EQUINIX INC (NMS)	  COM	    29444U502	  48,670	500,000	   SH		    SOLE	 500,000
EXPEDIA INC (NMS)	  COM	    30212P105	  29,952      1,200,000	   SH		    SOLE       1,200,000
FIBRIA CELLULOSE S.A.   SP ADR
			REP COM     31573A109      2,976        136,000	   SH		    SOLE	 136,000
FORD MOTOR CO-CW13	  COM	    345370134	   1,936	400,000	   SH		    SOLE	 400,000
GLOBE SPECIALTY METALS
   INC - DEL		  COM	    37954N206	   7,274	650,000	   SH		    SOLE	 650,000
GOOGLE INC CL-A		  CL A	    38259P508	   5,670	 10,000	   SH		    SOLE	  10,000
INTERACTIVE DATA CORP	  COM	    45840J107	  15,360	480,000	   SH		    SOLE	 480,000
LEAP WIRELESS INTL INC	  COM	    521863308	   7,362	450,000    SH		    SOLE	 450,000
LIBERTY MEDIA INTERACTIVE INT COM
	A		  SER A     53071M104	   1,531	100,000	   SH		    SOLE	 100,000
MARKET VECTORS GOLD
	MINERS		  ETF	    57060U100	  20,029	451,000	   SH		    SOLE	 451,000
MASTERCARD INC CLASS A	  CL A	    57636Q104	  38,100	150,000	   SH    	    SOLE	 150,000
METROPCS COMMUNICATIONS
	INC		  COM	    591708102	   7,080      1,000,000    SH		    SOLE       1,000,000
QUALCOMM INC	   	  COM	    747525103	  12,597	300,000	   SH		    SOLE	 300,000
ROYAL CARRIBEAN CRUISES
   LTD (NYS)	          COM	    V7780T103	   8,248        250,000	   SH		    SOLE         250,000
SWITCH AND DATA INC (NMS) COM	    871043105	   4,884	275,000	   SH		    SOLE	 275,000
VIACOM INC-CLASSB         CL B	    92553P201	  11,074	322,100	   SH		    SOLE	 322,100
VISA INC-CLASS A SHARES	  CL A      92826C839     11,379        125,000    SH               SOLE         125,000
WEYERHAEUSER CO (NYS)	  COM	    962166104	   5,342	118,000	   SH		    SOLE	 118,000